Income Taxes - Schedule of Deferred Income Tax Expense (Benefit) Attributable to Income from Continuing Operations (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Income Tax Disclosure [Abstract]
Deferred income tax expense (benefit)	$ (71.9)	$ 9.9	$ 17.9
Change in valuation allowance	6.7	22.6	(8.3)
Change in effective state income tax rate	3.0	(4.0)	0.8
Change in effective foreign income tax rate	0.3	3.6	(1.5)
Deferred Income Tax Expense (Benefit)	$ (61.9)	$ 32.1	$ 8.9